Inventory (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory
Raw materials	€ 1,329	€ 498
Work in progress	1,530	100
Finished goods	456	284
Total Inventory	€ 3,315	€ 882